Concentrations of Risk	12 Months Ended
Dec. 31, 2023
Risks and Uncertainties [Abstract]
Concentrations of Risk

(14) Concentrations of Risk

Financial instruments, which potentially subject the Company to concentrations of credit risk, consist principally of cash, cash equivalents, investments and accounts receivable. The Company places its cash with high-quality financial institutions and, at times, such amounts in non-interest-bearing accounts may be in excess of Federal Deposit Insurance Corporation insurance limits. There were no credit-based sales for 2023 and 2022.

There are a limited number of suppliers in the United States and abroad available to provide the raw and packaging materials/reagents for use in manufacturing Ampligen and Alferon N Injection. At present, the Company does not have any agreements with third parties for the supply of any of these materials or it is relying on a limited source of reagent suppliers necessary for the manufacture of Alferon N Injection. Jubilant HollisterStier LLC has manufactured batches of Ampligen for us pursuant to purchase orders. The Company anticipates that additional orders will be placed upon approved quotes and purchase orders provided by us to Jubilant. On December 22, 2020, it added Pharmaceutics International Inc. (“Pii”) as a “Fill & Finish” provider to enhance our capacity to produce the drug Ampligen. This addition amplifies our manufacturing capability by providing redundancy and cost savings. The contracts augment the Company’s existing fill and finish capacity. If the Company is unable to place adequate acceptable purchase orders with Jubilant or Pii in the future at acceptable prices upon acceptable terms, it will need to find another manufacturer. The costs and availability of products and materials the Company would need for the production of Ampligen are subject to fluctuation depending on a variety of factors beyond our control, including competitive factors, changes in technology, ownership of intellectual property, FDA and other governmental regulations. There can be no assurance that the Company will be able to obtain such products and materials on terms acceptable to it or at all.

Currently, the Alferon N Injection manufacturing process is on hold and there is no definitive timetable to restart production. If the Company is unable to acquire FDA approvals related to the manufacturing process and/or final product of new Alferon N Injection inventory or contract with a CMO, its operations most likely will be materially and/or adversely affected. In light of these contingencies, there can be no assurances that the approved Alferon N Injection product will be returned to production on a timely basis, if at all, or that if and when it is again made commercially available, it will return to prior sales levels.